Income Taxes - Summary of Components of Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax provision at statutory federal income tax rate					$ (36,569)	$ (285,879)	$ (7,521)
State income taxes, net of federal benefit					5,340	(246)	2,445
Impact of non U.S. taxing jurisdictions, net					5,565	(119)	(2,690)
Goodwill impairment					33,454	28,630	64,203
Impact of sale of business					(11,798)	(15,209)
Write off of Intercompany Debt						(16,315)
Tax loss attributable to non controlling interest						19,694	2,570
Excise tax penalties					4,333
Valuation allowance					(16,010)	72,261
Other, net					1,656	2,112	(1,201)
Total (benefit) provision for income taxes	$ 30,956	$ 7,861	$ 27,878	$ (5,229)	$ (14,029)	$ (195,071)	$ 57,806